Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Order-driven revenue	€ 4,314	€ 1,975	€ 410
Ancillary revenue	181	67	6
Revenue	€ 4,495	€ 2,042	€ 416